Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset	12 Months Ended
Mar. 31, 2024
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Property, plant and equipment estimated useful lives, Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Property, plant and equipment estimated useful lives	4 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Intangible assets estimated useful lives	5 years
Minimum [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Property, plant and equipment estimated useful lives	2 years
Minimum [Member] | Office equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Property, plant and equipment estimated useful lives	2 years
Maximum [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Property, plant and equipment estimated useful lives	10 years
Maximum [Member] | Office equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset [Line Items]
Property, plant and equipment estimated useful lives	5 years